UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------

Check here if Amendment ; Amendment Number:  _______
      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shenkman Capital Management, Inc.
            ---------------------------------
Address:    461 Fifth Avenue, 22nd Floor
            ---------------------------------
            New York, New York 10017
            ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frank X. Whitley
            ----------------
Title:      Executive Vice President
            ----------------
Phone:      212-867-9090
            ----------------

Signature, Place, and Date of Signing:

   /s/ Frank X. Whitley          New York, New York        February 4, 2005
   --------------------          ------------------        ----------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               ------------

Form 13F Information Table Entry Total:        30
                                               ------------

Form 13F Information Table Value Total:        291,199
                                               ------------
                                               (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


SHENKMAN CAPITAL MANAGEMENT, INC.                          13F SECURITIES HOLDINGS                                 As of 12/31/04


                                                                                                             VOTING AUTHORITY
                                                                                                             ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS    CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED   NONE
  --------------              -----    -----     --------   -------   ---   ----   ----------   --------   ----       ------   ----
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANT TECHSYSTEMS INC      NOTE
                             2.750%
                             2/1       018804AH7    9,088   8,500,000  PRN             Sole          8,500,000

AVNET INC                    DBCV
                             2.000%
                             3/1       053807AL7    3,572   3,750,000  PRN             Sole          3,750,000

BEST BUY INC                 SDCV
                             2.250%
                             1/1       086516AF8   15,282  14,125,000  PRN             Sole         14,125,000

CABLEVISION SYS CORP         CL A NY
                             CABLVS    12686C109    4,731     190,000   SH             Sole            190,000

CHESAPEAKE ENERGY CORP       PFD CONV
                             5%        165167800      262       2,135  PRN             Sole              2,135

CITADEL BROADCASTING CORP    NOTE
                             1.875%
                             2/1       17285TAB2    7,487   8,250,000  PRN             Sole          8,250,000

CONSOL ENERGY INC            COM       20854P109      813      19,800   SH             Sole             19,800

DISNEY WALT CO               NOTE
                             2.125%
                             4/1       254687AU0   16,465  14,800,000  PRN             Sole         14,800,000

ECHOSTAR COMMUNICATIONS NEW  NOTE
                             5.750%
                             5/1       278762AG4   46,797  45,600,000  PRN             Sole         45,600,000

ECHOSTAR COMMUNICATIONS NEW  CL A      278762109    1,895      57,000   SH             Sole             57,000





EMMIS COMMUNICATIONS CORP    PFD CV
                             SER A     291525202    6,765     147,300  PRN             Sole            147,300

FELCOR LODGING TR INC        PFD CV
                             A $1.95   31430F200      222       8,800  PRN             Sole              8,800

FISHER SCIENTIFIC INTL INC   NOTE
                             3.250%
                             3/0       338032AX3    2,802   2,500,000  PRN             Sole          2,500,000

GREY WOLF INC                NOTE
                             3.750%
                             5/0       397888AD0   17,922  17,150,000  PRN             Sole         17,150,000

HILTON HOTELS CORP           NOTE
                             3.375%
                             4/1       432848AZ2    7,075   5,900,000  PRN             Sole          5,900,000

LUCENT TECHNOLOGIES INC      SDCV
                             8.000%
                             8/0       549463AK3    1,385   1,250,000  PRN             Sole          1,250,000

MEDIACOM COMMUNICATIONS
 CORP                        NOTE
                             5.250%
                             7/0       58446KAA3   33,533  34,000,000  PRN             Sole         34,000,000

NEXTEL COMMUNICATIONS INC    NOTE
                             5.250%
                             1/1       65332VAY9    5,388   5,250,000  PRN             Sole          5,250,000

PRIDE INTL INC DEL           NOTE
                             3.250%
                             5/0       74153QAD4   19,705  18,150,000  PRN             Sole         18,150,000

PROVINCE HEALTHCARE CO       NOTE
                             4.250%
                             10/1      743977AE0   11,349  11,200,000  PRN             Sole         11,200,000

RITE AID CORP                NOTE
                             4.750%
                             12/0      767754BA1   18,918  18,800,000  PRN             Sole         18,800,000

ROPER INDS INC NEW           NOTE
                             1.481%
                             1/1       776696AA4    5,565  11,700,000  PRN             Sole         11,700,000

SINCLAIR BROADCASTING        NOTE
 GROUP INC                   4.875%
                             7/1       829226AU3   11,219  11,650,000  PRN             Sole         11,650,000

SINCLAIR BROADCASTING        PFD CV
 GROUP INC                   EXCH D    829226505    5,083     116,525  PRN             Sole            116,525

SINCLAIR BROADCASTING
 GROUP INC                   CL A      829226109      471      51,100   SH             Sole             51,100

SMURFIT-STONE CONTAINER      PFD CV
 CORP                        EX A 7%   832727200    7,747     304,636  PRN             Sole            304,636

STARWOOD HOTELS & RESORTS    NOTE
 WRLD                        3.500%
                             5/1       85590AAJ3   19,702  16,000,000  PRN             Sole         16,000,000

SUPERVALU INC                NOTE 11/0 868536AP8    1,255   3,500,000  PRN             Sole          3,500,000

TEVA PHARMACEUTICAL          DBCV
 FIN II L                    0.500%
                             2/0       88164RAA5    3,773   3,750,000  PRN             Sole          3,750,000

WATSON PHARMACEUTICALS INC   DBCV
                             1.750%
                             3/1       942683AC7    4,928   4,750,000  PRN             Sole          4,750,000

                             TOTAL                291,199
                             (x$1,000)
